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[logo] PIONEER Investments(R)

January 3, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:    Pioneer Series Trust X (the "Trust")
       (File Nos. 333-89354 and 811-21108)
       CIK No. 0001174520

Ladies and Gentlemen:

On behalf of Pioneer Series Trust X, a Delaware statutory trust, and pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for Pioneer Fundamental Growth Fund (the "Fund"), a series of the Trust. These exhibits contain the updated risk/return summary information in the prospectus for the Fund, dated December 12, 2012, as filed under Rule 497(c) on December 12, 2012 (SEC Accession Number 0001366349-12-000017).

If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
    Thomas Reyes
    Assistant Secretary

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109-1820

                "Member of the UniCredit S.p.A. banking group"

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                        PIONEER FUNDAMENTAL GROWTH FUND
                     (A SERIES of PIONEER SERIES TRUST X)

                                 EXHIBIT INDEX

Index Number   Description of Index
------------   --------------------
EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Document
EX-101.DEF     XBRL Taxonomy Extension Definition Document
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase

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